INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment activity of joint venture

	Year Ended December 31,
	2015	2014
Investment balance, January 1	$2,622	$2,602
Proportional share of net income	200	259
Unrealized foreign currency translation loss, net	(54)	(239)
Investment balance, December 31	$2,768	$2,622